Segment Information - Simplified statement of cash flows on telecommunication and Orange Bank activities - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from (used in) operating activities [abstract]
Consolidated net income	€ 2,143	€ 3,263	€ 2,958
Non-monetary items and reclassified items for presentation	11,542	10,019
Decrease (increase) in inventories, gross	(14)	(62)	(48)
Decrease (increase) in trade receivables, gross	(262)	113	52
Increase (decrease) in trade payables	409	85	86
Changes in other assets and liabilities	132	(767)	185
Operating taxes and levies paid	(1,934)	(1,897)	(1,749)
Dividends received	55	236
Interest paid and interest rates effects on derivatives, net	(1,314)	(1,334)	(1,620)
Income tax paid	(583)	(906)	(727)
Net cash provided by operating activities	10,174	8,750	9,527
Cash flows from (used in) investing activities [abstract]
Purchases (sales) of property, plant and equipment and intangible assets	(7,378)	(8,315)
Cash paid for investment securities, net of cash acquired	(34)	(1,189)
Investments in associates and joint ventures		(17)
Others purchases of assets available for sale	(43)	(12)
Purchases of equity securities measured at fair value	(7)	(1)	(10)
Proceeds from sales of investment securities, net of cash transferred	515	4,588
Decrease (increase) in securities and other financial assets	(994)	67
Net cash used in investing activities	(7,941)	(4,879)	(9,406)
Cash flows from (used in) financing activities [abstract]
Medium and long-term debt issuances	2,450	3,411	817
Medium and long-term debt redemptions and repayments	(2,728)	(2,694)	(4,412)
Increase (decrease) of bank overdrafts and short-term borrowings	949	134	(101)
Decrease (increase) of cash collateral deposits	(1,127)	(884)	1,809
Exchange rates effects on derivatives, net	(66)	201	320
Coupon on subordinated notes	(282)	(291)	(272)
Proceeds from treasury shares		2
(Purchases) from treasury shares	(4)
Capital increase (decrease) - owners of the parent company		113
Capital increase (decrease) - non-controlling interests	34	(4)
Changes in ownership interests with no gain/loss of control	1
Changes in ownership interests with no gain/loss of control		(16)
Dividends paid to owners of the parent company	(1,729)	(1,596)	(1,589)
Dividends paid to non-controlling interests	(236)	(259)	(306)
Net cash used in financing activities	(2,738)	(1,883)	(3,924)
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents at beginning of period	6,355	4,469	6,758
Cash change in cash and cash equivalents	(505)	1,988	(3,803)
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects	(40)	(102)	13
Cash and cash equivalents at end of period	5,810	6,355	4,469
Elimination of intersegment amounts [member]
Cash flows from (used in) operating activities [abstract]
Decrease (increase) in trade receivables, gross	9
Increase (decrease) in trade payables	(9)
Cash flows from (used in) investing activities [abstract]
Decrease (increase) in securities and other financial assets	151	27
Net cash used in investing activities	151	27
Cash flows from (used in) financing activities [abstract]
Medium and long-term debt issuances		(27)
Increase (decrease) of bank overdrafts and short-term borrowings	(151)
Net cash used in financing activities	(151)	(27)
Telecom activities, operating segment [member] | Operating segments [member]
Cash flows from (used in) operating activities [abstract]
Consolidated net income	2,237	3,177
Non-monetary items and reclassified items for presentation	11,517	10,123
Decrease (increase) in inventories, gross	(14)	(62)
Decrease (increase) in trade receivables, gross	(271)	113
Increase (decrease) in trade payables	372	83
Changes in other assets and liabilities	(151)	(562)
Operating taxes and levies paid	(1,931)	(1,896)
Dividends received	55	236
Interest paid and interest rates effects on derivatives, net	(1,328)	(1,345)
Income tax paid	(584)	(906)
Net cash provided by operating activities	9,902	8,961
Cash flows from (used in) investing activities [abstract]
Purchases (sales) of property, plant and equipment and intangible assets	(7,311)	(8,306)
Cash paid for investment securities, net of cash acquired	(34)	(1,244)
Investments in associates and joint ventures		(17)
Others purchases of assets available for sale	(43)	(12)
Purchases of equity securities measured at fair value	(7)	(1)
Proceeds from sales of investment securities, net of cash transferred	515	4,588
Decrease (increase) in securities and other financial assets	(1,082)	(65)
Net cash used in investing activities	(7,962)	(5,057)
Cash flows from (used in) financing activities [abstract]
Medium and long-term debt issuances	2,450	3,411
Medium and long-term debt redemptions and repayments	(2,728)	(2,667)
Increase (decrease) of bank overdrafts and short-term borrowings	964	90
Decrease (increase) of cash collateral deposits	(1,138)	(888)
Exchange rates effects on derivatives, net	(66)	201
Coupon on subordinated notes	(282)	(291)
Proceeds from treasury shares		2
(Purchases) from treasury shares	(4)
Capital increase (decrease) - owners of the parent company		113
Capital increase (decrease) - non-controlling interests	(66)	(104)
Changes in ownership interests with no gain/loss of control	1
Changes in ownership interests with no gain/loss of control		(16)
Dividends paid to owners of the parent company	(1,729)	(1,596)
Dividends paid to non-controlling interests	(236)	(259)
Net cash used in financing activities	(2,834)	(2,004)
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents at beginning of period	6,267	4,469
Cash change in cash and cash equivalents	(894)	1,900
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects	(40)	(102)
Cash and cash equivalents at end of period	5,333	6,267	€ 4,469
Orange Bank, operating segment [member] | Operating segments [member]
Cash flows from (used in) operating activities [abstract]
Consolidated net income	(94)	86
Non-monetary items and reclassified items for presentation	25	(104)
Increase (decrease) in trade payables	46	2
Changes in other assets and liabilities	283	(205)
Operating taxes and levies paid	(3)	(1)
Interest paid and interest rates effects on derivatives, net	14	11
Income tax (paid)	1
Net cash provided by operating activities	272	(211)
Cash flows from (used in) investing activities [abstract]
Purchases (sales) of property, plant and equipment and intangible assets	(67)	(9)
Cash paid for investment securities, net of cash acquired		55
Decrease (increase) in securities and other financial assets	(63)	105
Net cash used in investing activities	(130)	151
Cash flows from (used in) financing activities [abstract]
Medium and long-term debt issuances		27
Medium and long-term debt redemptions and repayments		(27)
Increase (decrease) of bank overdrafts and short-term borrowings	136	44
Decrease (increase) of cash collateral deposits	11	4
Capital increase (decrease) - non-controlling interests	100	100
Net cash used in financing activities	247	148
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents at beginning of period	88
Cash change in cash and cash equivalents	389	88
Cash and cash equivalents at end of period	€ 477	€ 88